Amounts Charged to Expense Related to Defined Contribution Plans (Detail) - Defined Contribution Savings Plan 401k - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans expense, net of forfeitures		$ 854
Defined contribution plans forfeitures		$ 83
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans expense, net of forfeitures	$ 871		$ 2,660
Defined contribution plans forfeitures	$ 79		$ 149